Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Detail) - GBP (£) £ in Billions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 0.0	£ 0.0
Internal and external redemptions	0.2	0.1
Internal | Master Trust Structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.0
Internal | Other Securitisation Structures | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.1
Internal | Other Securitisation Structures | Auto ABS UK Loans
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
Internal | Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	3.0	1.9
Internal and external redemptions	2.5	1.1
External | Master Trust Structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.5	0.8
External | Other Securitisation Structures | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.2
External | Other Securitisation Structures | Auto ABS UK Loans
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.1
External | Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	3.0	1.9
Internal and external redemptions	£ 1.8	£ 0.0